Trade Receivables - Loss Allowance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Loss allowance: opening balance	$ 311
Loss allowance: ending balance	46	$ 311
Loss allowance measured at an amount equal to lifetime expected credit losses
Trade Receivables
Loss allowance: opening balance	311	0
Reclassification from IAS 39 upon initial adoption of IFRS 9		8,948
Additions for the year	443	21,904
Reversal	(83)
Written off	(608)	(30,935)
Exchange effect	(17)	194
Other		200
Loss allowance: ending balance	46	311
Loss allowance measured at an amount equal to lifetime expected credit losses | Financial assets that are credit impaired at year end
Trade Receivables
Loss allowance: opening balance	14	0
Reclassification from IAS 39 upon initial adoption of IFRS 9		8,948
Additions for the year	443	21,817
Reversal	0
Written off	(409)	(30,935)
Exchange effect	(2)	184
Other		0
Loss allowance: ending balance	46	14
Loss allowance measured at an amount equal to lifetime expected credit losses | Other trade receivables
Trade Receivables
Loss allowance: opening balance	297	0
Reclassification from IAS 39 upon initial adoption of IFRS 9		0
Additions for the year	0	87
Reversal	(83)
Written off	(199)	0
Exchange effect	(15)	10
Other		200
Loss allowance: ending balance	$ 0	$ 297